SHORT-TERM NOTE AND LINES OF CREDIT	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
SHORT-TERM NOTE AND LINES OF CREDIT

On November 3, 2015, the Company entered into a short-term note agreement with Community National Bank for a total value of $50,000. The short-term note has a stated interest rate of 5.25%, maturity date of December 15, 2017 and had an initial interest only payment on February 3, 2016. The short-term note is guaranteed by an officer and director. The balance of the line of credit at both June 30, 2018 and March 31, 2018 was $25,298.

The Company also has a working capital line of credit with Extraco Bank. On April 30, 2018, the Company renewed the line of credit for $475,000. The line of credit bears an interest rate of 5.0% that is compounded monthly on unpaid balances and is payable monthly. The line of credit matures on April 30, 2019, and is secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the line of credit is $472,675 at both June 30, 2018 and March 31, 2018.

The Company also has additional lines of credit with Extraco Bank for $100,000 and $200,000, which were renewed on January 19, 2018 and April 30, 2018, respectively, with maturity dates of January 19, 2019 and April 30, 2019, respectively. The lines of credit bear an interest rate of 4.5% (increased to 6.5% and 5%, respectively, upon renewal in 2017) that is compounded monthly on unpaid balances and is payable monthly. They are secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the lines of credit was $278,470 at both June 30, 2018 and March 31, 2018.

The Company also has a working capital line of credit with Capital One Bank for $50,000. The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 30.9% as of June 30, 2018. The line of credit is unsecured. The balance of the line of credit was $9,580 at both June 30, 2018 and March 31, 2018.

The Company also has a working capital line of credit with Chase Bank for $25,000. The line of credit bears an interest rate of prime plus 10 basis points, which totaled 15.00% as of June 30, 2018. The line of credit is secured by assets of the Company’s subsidiaries. The balance of the line of credit is $10,237 at both June 30, 2018 and March 31, 2018.

On November 3, 2015, the Company entered into a short-term note agreement with Community National Bank for a total value of $50,000. The short-term note has a stated interest rate of 5.25%, maturity date of December 15, 2017 and had an initial interest only payment on February 3, 2016. The short-term note is guaranteed by an officer and director. The balance of the line of credit at both March 31, 2018 and 2017 was $25,298.

The Company also has a working capital line of credit with Extraco Bank. On April 30, 2018, the Company renewed the line of credit for $475,000. The line of credit bears an interest rate of 5.0% that is compounded monthly on unpaid balances and is payable monthly. The line of credit matures on April 30, 2019, and is secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the line of credit is $472,675 and $473,029 at March 31, 2018 and March 31, 2017, respectively, included in non-current liabilities.

The Company also has additional lines of credit with Extraco Bank for $100,000 and $200,000, which were renewed on January 19, 2018 and April 30, 2018, respectively, with maturity dates of January 19, 2019 and April 30, 2019, respectively. The $200,000 line of credit is included in non-current liabilities as of March 31, 2018, with an outstanding balance of $178,778. The lines of credit bear an interest rate of 4.5% (increased to 6.5% and 5%, respectively, upon renewal in 2017) that is compounded monthly on unpaid balances and is payable monthly. They are secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the lines of credit was $278,470 at both March 31, 2018 and March 31, 2017.

The Company also has a working capital line of credit with Capital One Bank for $50,000. The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 30.7% as of March 31, 2018. The line of credit is unsecured. The balance of the line of credit was $9,580 at both March 31, 2018 and March 31, 2017.

The Company also has a working capital line of credit with Chase Bank for $25,000. The line of credit bears an interest rate of prime plus 10 basis points, which totaled 14.75% as of March 31, 2018. The line of credit is secured by assets of the Company’s subsidiaries. The balance of the line of credit is $10,237 and $11,197 at March 31, 2018 and March 31, 2017, respectively.